Share-Based Payments - Summary of Details of Share Based Payment Arrangement SO (Detail)																					12 Months Ended
	Sep. 15, 2017 EUR (€) € / shares	Jul. 17, 2017 EUR (€) € / shares	Jun. 15, 2017 EUR (€) € / shares	Apr. 18, 2017 EUR (€) € / shares	Mar. 15, 2017 EUR (€) € / shares	Jan. 16, 2017 EUR (€) € / shares	Dec. 15, 2016 EUR (€) € / shares	Dec. 09, 2016 EUR (€) € / shares	Nov. 15, 2016 EUR (€) € / shares	Oct. 17, 2016 EUR (€) € / shares	Sep. 15, 2016 EUR (€) € / shares	Aug. 01, 2016 EUR (€) € / shares	Jun. 21, 2016 EUR (€) € / shares	May 02, 2016 EUR (€) € / shares	Apr. 21, 2016 EUR (€) € / shares	Jan. 04, 2016 EUR (€) € / shares	Nov. 19, 2015 EUR (€) € / shares	Jun. 23, 2015 EUR (€) € / shares	Jun. 03, 2014 EUR (€) € / shares	Sep. 18, 2013 EUR (€) € / shares	Dec. 31, 2017	Dec. 15, 2017 EUR (€) € / shares	Dec. 05, 2017 EUR (€) € / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																						12/15/2027	12/05/2027
Number of options granted																						8,300	625,200
Share entitlement per SO																						€ 1	€ 1
Exercise price (in euros) | €																						€ 38.18	€ 39.00
Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €																						€ 36.43	€ 35.73
Expected volatility																						43.13%	43.23%
Expected dividends																						0.00%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																						1 year	1 year
Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)																						0	0
Discount rate																						(0.23%)	(0.23%)
Fair value per SO (in euros)																						€ 13.5	€ 12.9
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																						4 years	4 years
Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)																						0	0
Discount rate																						0.07%	0.07%
Fair value per SO (in euros)																						€ 15.4	€ 14.7
Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																					998,500			359,060	315,000
Date of Grant One [Member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				10 years
Date of Grant One [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				4 years
Plan expiration date													06/21/2026							09/18/2023
Number of options granted													110,000							518,000
Share entitlement per SO													€ 1							€ 1
Exercise price (in euros) | €													€ 53.96							€ 7.57
Date of Grant One [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €													€ 52.97							€ 7.90
Expected volatility																				40.00%
Average life of SO (in years)																				0
Discount rate													(0.01%)							1.72%
Expected dividends													0.00%							0.00%
Fair value per SO (in euros)																				€ 3.57
Date of Grant One [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													1 year							4 years
Date of Grant One [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility													49.10%
Average life of SO (in years)													0							0
Fair value per SO (in euros)													€ 23.4
Date of Grant One [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													4 years
Date of Grant One [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility													50.30%
Average life of SO (in years)													0							0
Fair value per SO (in euros)													€ 25.5
Date of Grant Two [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																			2 years
Plan expiration date												08/01/2026							06/03/2024
Number of options granted												10,000							75,000
Share entitlement per SO												€ 1							€ 1
Exercise price (in euros) | €												€ 62.24							€ 19.01
Date of Grant Two [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €												€ 62.24							€ 19.01
Expected volatility																			40.00%
Average life of SO (in years)																			0
Discount rate												(0.25%)							0.89%
Expected dividends												0.00%							0.00%
Fair value per SO (in euros)																			€ 7.46
Date of Grant Two [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												1 year
Date of Grant Two [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility												48.80%
Average life of SO (in years)												0							0
Fair value per SO (in euros)												€ 27.3
Date of Grant Two [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												4 years
Date of Grant Two [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility												49.80%
Average life of SO (in years)												0							0
Fair value per SO (in euros)												€ 29.9
Date of Grant Three [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date											09/15/2016							06/23/2025
Number of options granted											9,300							120,000
Share entitlement per SO											€ 1							€ 1
Exercise price (in euros) | €											€ 62.80							€ 48.90
Date of Grant Three [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €											€ 62.80							€ 48.90
Expected volatility																		51.00%
Average life of SO (in years)																		0
Discount rate											(0.18%)							0.89%
Expected dividends											0.00%							0.00%
Fair value per SO (in euros)																		€ 25.28
Date of Grant Three [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											1 year							1 year
Date of Grant Three [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility											48.60%
Average life of SO (in years)											0							0
Fair value per SO (in euros)											€ 27.4
Date of Grant Three [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											4 years							4 years
Date of Grant Three [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility											49.40%
Average life of SO (in years)											0							0
Fair value per SO (in euros)											€ 30.1
Date of Grant 06/21/2016 [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date										10/17/2026							11/19/2025
Number of options granted										16,500							195,000
Share entitlement per SO										€ 1							€ 1
Exercise price (in euros) | €										€ 64.39							€ 66.06
Date of Grant 06/21/2016 [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €										€ 64.39							€ 66.06
Expected volatility																	51.00%
Average life of SO (in years)																	0
Discount rate																	0.81%
Expected dividends										0.00%							0.00%
Fair value per SO (in euros)																	€ 34.05
Date of Grant 06/21/2016 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										1 year							1 year
Date of Grant 06/21/2016 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility										48.00%
Average life of SO (in years)										0							0
Discount rate										(0.32%)
Fair value per SO (in euros)										€ 27.6
Date of Grant 06/21/2016 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										4 years							4 years
Date of Grant 06/21/2016 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility										48.90%
Average life of SO (in years)										0							0
Discount rate										(0.15%)
Fair value per SO (in euros)										€ 30.6
Date of Grant 06/09/2016 [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date									11/15/2026							01/04/2026
Number of options granted									8,300							75,000
Share entitlement per SO									€ 1							€ 1
Exercise price (in euros) | €									€ 68.33							€ 65.68
Date of Grant 06/09/2016 [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €									€ 68.33							€ 65.68
Average life of SO (in years)																0
Discount rate																0.39%
Expected dividends									0.00%							0.00%
Date of Grant 06/09/2016 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									1 year							1 year
Date of Grant 06/09/2016 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility									47.80%							49.30%
Average life of SO (in years)									0							0
Discount rate									(0.11%)
Fair value per SO (in euros)									€ 29.4							€ 29.5
Date of Grant 06/09/2016 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									4 years							4 years
Date of Grant 06/09/2016 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility									48.80%							49.80%
Average life of SO (in years)									0							0
Discount rate									0.16%
Fair value per SO (in euros)									€ 32.7							€ 32.6
Date of Grant 06/15/2017 [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date								12/09/2026							04/21/2026
Number of options granted								74,960							33,000
Share entitlement per SO								€ 1							€ 1
Exercise price (in euros) | €								€ 69.75							€ 62.82
Date of Grant 06/15/2017 [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €								€ 69.75							€ 62.82
Average life of SO (in years)															0
Discount rate															0.04%
Expected dividends								0.00%							0.00%
Date of Grant 06/15/2017 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								1 year							1 year
Date of Grant 06/15/2017 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility								47.70%							49.40%
Average life of SO (in years)								0							0
Discount rate								(0.20%)
Fair value per SO (in euros)								€ 29.7							€ 28.3
Date of Grant 06/15/2017 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								4 years							4 years
Date of Grant 06/15/2017 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility								48.50%							50.70%
Average life of SO (in years)								0							0
Discount rate								0.18%
Fair value per SO (in euros)								€ 33.4							€ 30.9
Grant Date Twelve [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date							12/15/2026							05/02/2026
Number of options granted							1,100							22,000
Share entitlement per SO							€ 1							€ 1
Exercise price (in euros) | €							€ 69.35							€ 59.04
Grant Date Twelve [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €							€ 69.35							€ 58.62
Expected volatility							40.44%
Average life of SO (in years)														0
Discount rate														0.10%
Expected dividends							0.00%							0.00%
Grant Date Twelve [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							1 year							1 year
Grant Date Twelve [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility														49.30%
Average life of SO (in years)							0							0
Discount rate							(0.18%)
Fair value per SO (in euros)							€ 25.2							€ 26.4
Grant Date Twelve [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							4 years							4 years
Grant Date Twelve [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility														50.60%
Average life of SO (in years)							0							0
Discount rate							0.16%
Fair value per SO (in euros)							€ 28.7							€ 28.8
Date of Grant Seven [Member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							10 years						10 years								10 years
Date of Grant Seven [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date						01/16/2027
Number of options granted						19,100.000
Share entitlement per SO						€ 1
Exercise price (in euros) | €						€ 66.11
Date of Grant Seven [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €						€ 66.11
Expected volatility						40.21%
Expected dividends						0.00%
Date of Grant Seven [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						1 year
Date of Grant Seven [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)						0
Discount rate						(0.17%)
Fair value per SO (in euros)						€ 23.9
Date of Grant Seven [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						4 years
Date of Grant Seven [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)						0
Discount rate						0.19%
Fair value per SO (in euros)						€ 27.20
Grant date thirteen [member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date					03/15/2027
Number of options granted					7,200.000
Share entitlement per SO					€ 1
Exercise price (in euros) | €					€ 66.25
Grant date thirteen [member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €					€ 65.42
Expected volatility					39.82%
Expected dividends					0.00%
Grant date thirteen [member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year
Grant date thirteen [member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)					0
Discount rate					0.21%
Fair value per SO (in euros)					€ 23.6
Grant date thirteen [member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					4 years
Grant date thirteen [member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)					0
Discount rate					0.61%
Fair value per SO (in euros)					€ 27.10
Date of Grant 06/24/2011 [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date				04/18/2027
Number of options granted				16,500.000
Share entitlement per SO				€ 1
Exercise price (in euros) | €				€ 60.77
Date of Grant 06/24/2011 [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €				€ 59.73
Expected volatility				39.63%
Expected dividends				0.00%
Date of Grant 06/24/2011 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				1 year
Date of Grant 06/24/2011 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)				0
Discount rate				0.02%
Fair value per SO (in euros)				€ 21.2
Date of Grant 06/24/2011 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				4 years
Date of Grant 06/24/2011 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)				0
Discount rate				0.39%
Fair value per SO (in euros)				€ 24.20
Date of Grant 11/22/2011 [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			06/15/2027
Number of options granted			126,000.000
Share entitlement per SO			€ 1
Exercise price (in euros) | €			€ 59.05
Date of Grant 11/22/2011 [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €			€ 59.05
Expected volatility			39.23%
Expected dividends			0.00%
Date of Grant 11/22/2011 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			1 year
Date of Grant 11/22/2011 [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)			0
Discount rate			(0.21%)
Fair value per SO (in euros)			€ 20.8
Date of Grant 11/22/2011 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			4 years
Date of Grant 11/22/2011 [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)			0
Discount rate			0.07%
Fair value per SO (in euros)			€ 23.60
Grant Date Sixteen [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			06/15/2027
Number of options granted			111.600
Share entitlement per SO			€ 1
Exercise price (in euros) | €			€ 60.54
Grant Date Sixteen [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €			€ 59.05
Expected volatility			39.23%
Expected dividends			0.00%
Grant Date Sixteen [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			1 year
Grant Date Sixteen [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)			0
Discount rate			(0.21%)
Fair value per SO (in euros)			€ 20.4
Grant Date Sixteen [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			4 years
Grant Date Sixteen [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)			0
Discount rate			0.07%
Fair value per SO (in euros)			€ 232.22
Date of Grant Eight [Member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								10 years
Date of Grant Eight [Member] | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date		07/17/2027
Number of options granted		30,900.000
Share entitlement per SO		€ 1
Exercise price (in euros) | €		€ 71.61
Date of Grant Eight [Member] | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €		€ 71.61
Expected volatility		38.84%
Expected dividends		0.00%
Date of Grant Eight [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year
Date of Grant Eight [Member] | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)		0
Discount rate		0.01%
Fair value per SO (in euros)		€ 25.3
Date of Grant Eight [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		4 years
Date of Grant Eight [Member] | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)		0
Discount rate		0.34%
Fair value per SO (in euros)		€ 28.20
Grant Date Seventeen Member | Share Option [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date	09/15/2027
Number of options granted	52,600.000
Share entitlement per SO	€ 1
Exercise price (in euros) | €	€ 74.22
Grant Date Seventeen Member | Share Option [Member] | Board of Director [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros) | €	€ 71.80
Expected volatility	38.57%
Expected dividends	0.00%
Grant Date Seventeen Member | Share Option [Member] | Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Grant Date Seventeen Member | Share Option [Member] | Board of Director [Member] | Bottom of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)	0
Discount rate	(0.14%)
Fair value per SO (in euros)	€ 24.3
Grant Date Seventeen Member | Share Option [Member] | Board of Director [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Grant Date Seventeen Member | Share Option [Member] | Board of Director [Member] | Top of range [member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO (in years)	0
Discount rate	0.19%
Fair value per SO (in euros)	€ 27.80